OTHER INCOME	12 Months Ended
Dec. 31, 2023
OTHER INCOME.
OTHER INCOME

20.    OTHER INCOME

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)

Funds distribution service income	68,856	96,676	265,686
Currency exchange service income	201,030	141,322	133,644
Market information and data income	43,921	41,498	37,053
Enterprise public relations service charge income	96,327	44,033	25,941
Underwriting fee income	86,880	25,350	16,090
IPO subscription service charge income	169,336	6,513	3,714
Others	17,745	36,666	45,089
Total	684,095	392,058	527,217